Note 6 - Income Taxes - Reconciliation of Income Tax Expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net loss before income taxes		$ 40,333	$ 57,474	$ 96,388
Expected income tax benefit		8,470	12,069	33,736
Tax rate differential		(3,425)	(2,121)	5,796
Non-deductible expenses		(5,228)	(880)	(25,299)
Research tax credits		2,360
Deemed disposal gain*	[1]			(10,506)
Impact of U.S. statutory tax rate change				(2,943)
Non-taxable income			75	227
Others		(99)	(143)	74
Change in valuation allowance		(2,078)	(9,000)	(1,085)
Total income tax benefit		$ 0

[1]	Arose from intragroup transfer of certain intellectual property rights.